Segment information - Summary of Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 78,223	$ 952	₨ 59,349	₨ 48,187
Other income	4,581	56	5,139	2,870
Total income	89,309	1,087	69,195	54,491
Profit (loss) from operating activities	(2,563)	(31)	(12,233)	(5,083)
Less: Employee benefit and other expenses	4,413	54	4,501	1,259
Depreciation and amortisation expense	15,901	193	13,764	12,026
Listing and related expenses			10,512
Finance costs and fair value change in derivative instruments	50,966	620	41,712	38,281
Loss before tax	(2,470)	(30)	(12,233)	(5,128)
Income tax expense	2,559	31	3,895	2,904
Loss for the year	(5,029)	(61)	(16,128)	(8,032)
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	78,134	951	59,329	48,148
Other income	9,093	111	8,862	5,228
Total income	87,227	1,061	68,191	53,376
Raw materials and consumables used, employee benefit and other expenses	20,298	244	9,653	7,569
Total expenses	20,298	247	9,653	7,569
Profit (loss) from operating activities	66,929	814	58,538	45,807
Depreciation and amortisation expense	15,901	193	13,764	12,026
Change in fair value of warrants	1,356	17	(690)
Listing and related expenses			(10,512)
Finance costs and fair value change in derivative instruments	49,689	605	41,712	(38,281)
Loss before tax	(2,563)	(31)	(12,233)	(5,083)
Share in loss / (profit) of jointly controlled entities	(93)	(1)		45
Income tax expense	2,559	31	3,895	2,904
Loss for the year	(5,029)	(61)	(16,128)	(8,032)
Operating segments [member] | Other Segments [Member]
Disclosure of operating segments [line items]
Revenue	89	1	20	39
Less: Employee benefit and other expenses	(551)	(7)	(134)	(58)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Other income	637	8	984	1,076
Less: Employee benefit and other expenses	(5,433)	(66)	(4,963)	(1,640)
Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	36,009		33,861	29,411
Other income	6,710		5,730	4,198
Total income	42,719		39,591	33,609
Raw materials and consumables used, employee benefit and other expenses	7,961		5,924	4,843
Total expenses	7,961		5,924	4,843
Profit (loss) from operating activities	34,758		33,667	28,766
Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	32,105		24,060	18,737
Other income	2,214		3,128	1,030
Total income	34,319		27,188	19,767
Raw materials and consumables used, employee benefit and other expenses	4,830		3,562	2,726
Total expenses	4,830		3,562	2,726
Profit (loss) from operating activities	29,489		23,626	17,041
Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,463		1,408
Other income	12		4
Total income	2,475		1,412
Raw materials and consumables used, employee benefit and other expenses	243		167
Total expenses	243		167
Profit (loss) from operating activities	2,232		1,245
Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,557
Other income	157
Total income	7,714
Raw materials and consumables used, employee benefit and other expenses	7,264
Total expenses	7,264
Profit (loss) from operating activities	450
Revenue From Contracts With Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	78,134	$ 951	59,329	48,148
Revenue From Contracts With Customers [Member] | Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	36,009		33,861	29,411
Revenue From Contracts With Customers [Member] | Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	32,105		24,060	₨ 18,737
Revenue From Contracts With Customers [Member] | Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,463		₨ 1,408
Revenue From Contracts With Customers [Member] | Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ 7,557